TAXES ON INCOME - Summary of Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current	$ 284	$ 183	$ 10
Domestic	232	128	0
Foreign	52	55	10
Total	$ 284	$ 183	$ 10